Note 11 - Deposits	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]

NOTE 11 Deposits

Deposits and their weighted average interest rates at December 31, 2015 and 2014 are summarized as follows:

	2015			2014
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$151,737	27.1%	0.00%	$118,073	23.8%
NOW accounts	0.04	82,425	14.7	0.02	75,553	15.2
Savings accounts	0.09	66,421	11.9	0.07	46,672	9.4
Money market accounts	0.22	159,959	28.6	0.25	158,798	32.0
		460,542	82.3		399,096	80.4
Certificates by rate:
0-0.99%		85,391	15.3		81,197	16.3
1-1.99%		12,611	2.3		13,629	2.7
2-2.99%		733	0.1		2,721	0.6
3-3.99%		110	0.0		107	0.0
Total certificates	0.53	98,845	17.7	0.61	97,654	19.6
Total deposits	0.17	$559,387	100.0%	0.21	$496,750	100.0%

At December 31, 2015 and 2014, the Company had $183.0 million and $166.9 million, respectively, of deposit accounts with balances of $250,000 or more. At December 31, 2015 and 2014, the Company had no certificate accounts that had been acquired through a broker.

Certificates had the following maturities at December 31, 2015 and 2014:

	2015		2014
(Dollars in thousands)	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Remaining term to maturity
1-6 months	$36,040	0.44%	$32,925	0.52%
7-12 months	26,019	0.37	26,764	0.49
13-36 months	28,706	0.65	29,929	0.68
Over 36 months	8,080	1.05	8,036	1.03
	$98,845	0.53	$97,654	0.61

At December 31, 2015 and 2014, the Company had pledged mortgage loans and mortgage-backed and related securities with an amortized cost of approximately $28.0 million and $19.4 million, respectively, as collateral for certain deposits. An additional $1.0 million of letters of credit from the FHLB were pledged at December 31, 2015 and 2014 as collateral on certain Bank deposits.

Interest expense on deposits is summarized as follows for the years ended December 31, 2015, 2014 and 2013:

(Dollars in thousands)	2015	2014	2013
NOW accounts	$17	15	15
Savings accounts	42	31	34
Money market accounts	347	414	372
Certificates	528	751	1,383
	$934	1,211	1,804